Commitments and Contingencies	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Obligations
The Partnership has lease obligations for compression equipment under existing contracts with third parties. Rent expense included in operation and maintenance expense for the three and nine months ended September 30, 2015 was $0.4 million and $1.3 million, respectively, and for the three and nine months ended September 30, 2014 was $0.2 million and $0.4 million, respectively. Future payments for this equipment as of September 30, 2015 totaled $5.7 million (2015-$0.4 million, 2016-$1.6 million, 2017-$0.9 million, 2018-$0.9 million, 2019-$0.9 million and thereafter-$1.0 million).
Environmental Obligations
The Partnership is subject to federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. The Partnership believes there are currently no such regulatory or environmental matters that will have a material adverse effect on its results of operations, cash flows or financial position.